Intangible Asset, Net (Details) - Schedule of Intangible Asset, Net - CNY (¥)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Intangible Asset, Net [Abstract]
Land use right	¥ 49,292,208	¥ 49,292,208	¥ 49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(2,388,707)	(1,895,785)
Intangible asset, net	¥ 47,238,366	¥ 47,731,288